Stock-Based Compensation (Details) - Schedule of Reconciles the Redeemable Stock Options - Redeemable Stock Options [Member]	12 Months Ended
	Sep. 30, 2023 CAD ($) $ / shares	Sep. 30, 2022 CAD ($) $ / shares
Stock-Based Compensation (Details) - Schedule of Reconciles the Redeemable Stock Options [Line Items]
Number of stock options	223,692	223,692
Total fair value of stock options	$ 6,102,496	$ 6,102,496
Class M Series 2014 [Member]
Stock-Based Compensation (Details) - Schedule of Reconciles the Redeemable Stock Options [Line Items]
Number of stock options	139,697	139,697
Weighted average fair value of stock options | $ / shares	$ 5.5	$ 5.5
Total fair value of stock options	$ 768,334	$ 768,334
Class M Series 2017 [Member]
Stock-Based Compensation (Details) - Schedule of Reconciles the Redeemable Stock Options [Line Items]
Number of stock options	57,161	57,161
Weighted average fair value of stock options | $ / shares	$ 45.2	$ 45.2
Total fair value of stock options	$ 2,583,677	$ 2,583,677
Class M Series 2020 [Member]
Stock-Based Compensation (Details) - Schedule of Reconciles the Redeemable Stock Options [Line Items]
Number of stock options	26,834	26,834
Weighted average fair value of stock options | $ / shares	$ 102.5	$ 102.5
Total fair value of stock options	$ 2,750,485	$ 2,750,485